Real Estate - Sales (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Abstract]
Proceeds from sales of real estate	$ 294,667	$ 112,562	$ 864,347	$ 1,607,806	$ 390,943
Gain on sale of real estate	$ 52,301	$ 18,444	$ 167,231	$ 135,262	$ 73,616